Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004
                                 (202) 739-3000



August 3, 2004


VIA EDGAR

U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Judiciary Plaza Washington, D.C. 20549

Re:      RYDEX SERIES FUNDS (FILE NOS. 333-59692 AND 811-07584)
         FILING PURSUANT TO RULE 497(J)

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statements of Additional Information, dated August 1, 2004, that would have filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 54, which was filed with the U.S. Securities and Exchange Commission, via EDGAR on July 29, 2004, accession number 0000935069-04-001002.

Please contact me at (202) 739-5654 if you have any questions or comments concerning this filing.

Sincerely,

/s/ W. John McGuire
-------------------
W. John McGuire